Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 66,790	$ 59,067	$ 63,351
Securities available for sale
Unrealized gain (loss) arising during period	1,866	22,094	(95,263)
Net unrealized loss at time of transfer on securities available for sale transferred to held to maturity	0	0	(26,479)
Accretion of net unrealized losses on securities transferred to held to maturity	3,332	3,563	3,413
Reclassification adjustments for losses included in earnings	428	222	275
Unrealized gains (losses) recognized in other comprehensive income (loss) on securities available for sale	5,626	25,879	(118,054)
Income tax expense (benefit)	1,181	5,435	(24,790)
Unrealized gains (losses) recognized in other comprehensive income (loss) on securities available for sale, net of tax	4,445	20,444	(93,264)
Derivative instruments
Unrealized losses arising during period	(4,212)	(213)	0
Reclassification adjustment for expense recognized in earnings	1,366	437	0
Unrealized gains (losses) recognized in other comprehensive income (loss) on derivative instruments	(2,846)	224	0
Income tax expense (benefit)	(599)	47	0
Unrealized gains (losses) recognized in other comprehensive income (loss) on derivative instruments, net of tax	(2,247)	177	0
Other comprehensive income (loss)	2,198	20,621	(93,264)
Comprehensive income (loss)	$ 68,988	$ 79,688	$ (29,913)